Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit Plan [Abstract]
Profit Sharing and Retirement Savings Plan, plan expense	$ 169.4	$ 129.0	$ 60.5
Unfunded obligation	25.1	20.4
Benefit (expense) associated with early retiree medical plan	$ (2.2)	$ (0.6)	$ (1.1)
Discount rate used to calculate expenses	3.60%	4.20%	4.40%
Health care cost trend rate	6.60%	6.80%	7.10%
Projected ultimate future health care cost trend rate	4.50%
Year that trend rate is projected to reach ultimate rate	2037